Operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Depreciation of property, plant and equipment (note 11):
Leased assets	€ 3,944	€ 3,914
Impairment losses (note 4)			€ 1,685
Staff costs (note 24)	5,334	5,157	5,462
Operating profit
Operating profit
Amortisation of intangible assets (note 10)	4,044	4,421	4,459
Depreciation of property, plant and equipment (note 11):
Owned assets	5,857	5,766	5,995
Leased assets	3,944	3,914	3,720
Impairment losses (note 4)	0		1,685
Staff costs (note 24)	5,334	5,157	5,462
Amounts related to inventory included in cost of sales	5,671	5,160	5,699
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	1,092	995	902
Operating profit | Vodafone New Zealand Limited
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)	0		(1,078)
Operating profit | Tower infrastructure in Italy
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)	0		(3,356)
Operating profit | Vodafone Malta
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)	0		€ (170)
VodafoneZiggo Group Holding B.V. | Operating profit
Depreciation of property, plant and equipment (note 11):
Settlement of tender offer to KDG shareholders	0	204
TPG Telecom | Operating profit
Depreciation of property, plant and equipment (note 11):
Net gain on formation	0	1,043
Indus Towers Limited | Operating profit
Depreciation of property, plant and equipment (note 11):
Net gain on formation	0	292
Pledge arrangements in respect of Indus Towers Limited	15	€ 429
Net gain on disposal (note 27)	€ (110)